Loans and Allowance for Credit Losses - Summary of Originated and ANCI Loans that Were Modified Into TDRs (Detail) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2017 USD ($) TDRs	Jun. 30, 2016 USD ($) TDRs	Jun. 30, 2017 USD ($) TDRs	Jun. 30, 2016 USD ($) TDRs	Dec. 31, 2016 USD ($) TDRs	Dec. 31, 2015 USD ($) TDRs	Dec. 31, 2014 USD ($) TDRs
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs		2	1	3	3	9	11	9
Recorded Investment | $		$ 610	$ 187	$ 806	$ 7,547	$ 44,695	$ 27,038	$ 4,205
Number of TDRs | TDRs	[1]						2	3
Recorded Investment | $	[1]						$ 459	$ 1,179
Commercial and Industrial
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs						6	5	1
Recorded Investment | $						$ 43,609	$ 26,459	$ 2,773
Commercial and Industrial | General C&I
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs				1		1	3
Recorded Investment | $				$ 196		$ 5,496	$ 9,840
Commercial and Industrial | Energy Sector
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs					1	5	2	1
Recorded Investment | $					$ 7,024	$ 38,113	$ 16,619	$ 2,773
Consumer
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs					2	2	6	7
Recorded Investment | $					$ 523	$ 534	$ 579	$ 1,256
Number of TDRs | TDRs	[1]							1
Recorded Investment | $	[1]							$ 101
Consumer | Residential Real Estate
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs		1		1	1	1	5	7
Recorded Investment | $		$ 462		$ 462	$ 336	$ 334	$ 273	$ 1,256
Number of TDRs | TDRs	[1]							1
Recorded Investment | $	[1]							$ 101
Consumer | Other
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs			1		1	1	1
Recorded Investment | $			$ 187		$ 187	$ 200	$ 306
Small Business Lending
Financing Receivable Modifications [Line Items]
Number of TDRs | TDRs		1		1		1		1
Recorded Investment | $		$ 148		$ 148		$ 552		$ 176
Number of TDRs | TDRs	[1]						2	2
Recorded Investment | $	[1]						$ 459	$ 1,078

[1]	Default is defined as the earlier of the troubled debt restructuring being placed on non-accrual status or obtaining 90 day past due status with respect to principal and/or interest payments.